Condensed Statements of Changes in Stockholders' Equity (Deficiency) - USD ($)		Series C Convertible Preferred Stock [Member]	Common Stock [Member]		Additional Paid-in Capital [Member]		Accumulated Deficit [Member]		Total
Balance at Dec. 31, 2017			$ 61		$ 24,389,307		$ (35,519,819)		$ (11,130,451)
Balance, shares at Dec. 31, 2017			6,133,678
Common stock issued in initial public offering			$ 17	[1]	6,082,427	[1]		[1]	6,082,444	[1]
Common stock issued in initial public offering, shares			1,725,000	[1]
Reclassification of Warrant Derivatives to Equity
Derivative liabilities reclassified to equity					3,594,002				3,594,002
Redeemable convertible preferred stock converted to common stock			$ 18		5,170,737				5,170,755
Redeemable convertible preferred stock converted to common stock, shares			1,743,231
Common stock issued in connection with May Bridge Notes			$ 1		228,965				228,966
Common stock issued in connection with May Bridge Notes, shares			55,000
Common stock issued in satisfaction of Advisory Board fees payable					90,000				90,000
Common stock issued in satisfaction of Advisory Board fees payable, shares			30,000
Common stock issued upon conversion of convertible debt and interest			$ 17		8,252,669				8,252,686
Common stock issued upon conversion of convertible debt and interest, shares			1,650,537
Common stock issued upon conversion of related party convertible debt and interest			$ 1		517,741				517,742
Common stock issued upon conversion of related party convertible debt and interest, shares			120,405
Common stock issued upon exchange of related party notes payable and interest					150,553				150,553
Common stock issued upon exchange of related party notes payable and interest, shares			35,012
Common stock issued in satisfaction of deferred salary					200,000				200,000
Common stock issued in satisfaction of deferred salary, shares			44,444
Stock-based compensation: Amortization of stock options					864,625				864,625
Stock-based compensation: Common stock issued to consultants/settlement, net			$ 2		878,828				878,830
Stock-based compensation: Common stock issued to consultants/settlement, net, shares			185,340
Stock-based compensation: Warrants granted to consultants					179,000				179,000
Net loss							(13,042,709)		(13,042,709)
Balance at Dec. 31, 2018			$ 117		50,598,854		(48,562,528)		2,036,443
Balance, shares at Dec. 31, 2018			11,722,647
Common stock issued in public offering	[2]		$ 24		$ 2,317,252				$ 2,317,276
Common stock issued in public offering, shares	[2]		2,347,997
Common stock issued in initial public offering
Common stock issued in initial public offering, shares
Stock-based compensation: Amortization of stock options					$ 82,720				$ 82,720
Stock-based compensation: Common stock issued to consultants/settlement, net
Stock-based compensation: Common stock issued to consultants/settlement, net, shares			85,000
Stock-based compensation: Warrants granted to consultants					2,334				2,334
Net loss							(1,573,726)		(1,573,726)
Balance at Mar. 31, 2019			$ 141		53,001,160		(50,136,254)		2,865,047
Balance, shares at Mar. 31, 2019			14,155,644
Balance at Dec. 31, 2018			$ 117		50,598,854		(48,562,528)		2,036,443
Balance, shares at Dec. 31, 2018			11,722,647
Reclassification of Warrant Derivatives to Equity
Net loss									(5,334,644)
Balance at Sep. 30, 2019			$ 179		56,980,991		(53,897,172)		3,083,998
Balance, shares at Sep. 30, 2019			17,922,129
Balance at Dec. 31, 2018			$ 117		50,598,854		(48,562,528)		2,036,443
Balance, shares at Dec. 31, 2018			11,722,647
Common stock issued in public offering	[3]		$ 36		3,319,620				3,319,656
Common stock issued in public offering, shares	[3]		3,615,622
Common stock issued in private placement offering	[2]		$ 24		2,317,252				2,317,276
Common stock issued in private placement offering, shares	[2]		2,347,997
Common stock issued in initial public offering			$ 36		$ 3,319,620				$ 3,319,656
Common stock issued in initial public offering, shares			3,615,622
Preferred stock issued in private placement, shares
Reclassification of Warrant Derivatives to Equity
Stock-based compensation: Amortization of stock options and restricted stock units	[4]				$ 492,084				492,084
Stock-based compensation: Amortization of stock options and restricted stock units, shares	[4]		9,728
Stock-based compensation: Common stock issued to consultants/settlement, net	[5]		$ 2		419,377				419,379
Stock-based compensation: Common stock issued to consultants/settlement, net, shares	[5]		235,863
Stock-based compensation: Warrants granted to consultants					30,499				30,499
Net loss							(7,625,397)		(7,625,397)
Balance at Dec. 31, 2019	[6]		$ 179		57,177,686		(56,187,925)		989,940
Balance, shares at Dec. 31, 2019	[6]		17,931,857
Balance at Mar. 31, 2019			$ 141		53,001,160		(50,136,254)		2,865,047
Balance, shares at Mar. 31, 2019			14,155,644
Common stock issued in public offering	[3]		$ 36		3,319,620				3,319,656
Common stock issued in public offering, shares	[3]		3,615,622
Preferred stock issued in private placement
Stock-based compensation: Amortization of stock options					86,870				86,870
Stock-based compensation: Common stock issued to consultants/settlement, net	[5]		$ 2		298,298				298,300
Stock-based compensation: Common stock issued to consultants/settlement, net, shares	[5]		150,863
Stock-based compensation: Warrants granted to consultants					28,165				28,165
Net loss							(1,946,023)		(1,946,023)
Balance at Jun. 30, 2019			$ 179		56,734,113		(52,082,277)		4,652,015
Balance, shares at Jun. 30, 2019			17,922,129
Common stock issued in private placement offering
Stock-based compensation: Amortization of stock options					159,864				159,864
Stock-based compensation: Common stock issued to consultants/settlement, net					87,014				87,014
Stock-based compensation: Common stock issued to consultants/settlement, net, shares
Net loss							(1,814,895)		(1,814,895)
Balance at Sep. 30, 2019			$ 179		56,980,991		(53,897,172)		3,083,998
Balance, shares at Sep. 30, 2019			17,922,129
Balance at Dec. 31, 2019	[6]		$ 179		57,177,686		(56,187,925)		989,940
Balance, shares at Dec. 31, 2019	[6]		17,931,857
Common stock issued in private placement offering			$ 13	[6]	24,292	[6]		[6]	24,305	[6]
Common stock issued in private placement offering, shares			1,300,000	[6]
Preferred stock issued in private placement
Stock-based compensation: Amortization of stock options					116,820				116,820
Stock-based compensation: Warrants granted to consultants					14,070				14,070
Net loss							(1,159,758)		(1,159,758)
Balance at Mar. 31, 2020			$ 192		57,332,868		(57,347,683)		(14,623)
Balance, shares at Mar. 31, 2020			19,231,857
Balance at Dec. 31, 2019	[6]		$ 179		57,177,686		(56,187,925)		$ 989,940
Balance, shares at Dec. 31, 2019	[6]		17,931,857
Common stock issued for exercise of warrants, shares									1,818,682
Reclassification of Warrant Derivatives to Equity									$ (334,229)
Net loss									(4,761,483)
Balance at Sep. 30, 2020		$ 42	$ 403		65,743,924		(60,949,408)		4,794,961
Balance, shares at Sep. 30, 2020		4,205,406	40,242,734
Balance at Mar. 31, 2020			$ 192		57,332,868		(57,347,683)		(14,623)
Balance, shares at Mar. 31, 2020			19,231,857
Common stock issued in public offering	[7]		$ 48		1,973,260				1,973,308
Common stock issued in public offering, shares	[7]		4,817,195
Stock-based compensation: Amortization of stock options					37,717				37,717
Net loss							(1,626,956)		(1,626,956)
Balance at Jun. 30, 2020			$ 240		59,343,845		(58,974,639)		369,446
Balance, shares at Jun. 30, 2020			24,049,052
Common stock issued in public offering	[8]		$ 144		3,881,763				3,881,907
Common stock issued in public offering, shares	[8]		14,375,000
Preferred stock issued in private placement	[9]	$ 42			1,358,060				1,358,102
Preferred stock issued in private placement, shares	[9]	4,205,406
Common stock issued for exercise of warrants			$ 19		631,607				$ 631,626
Common stock issued for exercise of warrants, shares			1,818,682						1,818,682
Reclassification of Warrant Derivatives to Equity					334,229				$ 334,229
Stock-based compensation: Amortization of stock options					194,420				194,420
Net loss							(1,974,769)		(1,974,769)
Balance at Sep. 30, 2020		$ 42	$ 403		$ 65,743,924		$ (60,949,408)		$ 4,794,961
Balance, shares at Sep. 30, 2020		4,205,406	40,242,734

[1]	net of offering costs of $2,542,555.
[2]	net of offering costs of $386,724.
[3]	net of offering costs of $549,060.
[4]	stock issued for vested restricted stock units.
[5]	net of forfeiture of 6,137 shares.
[6]	net of offering costs of $79,658.
[7]	net of offering costs of $360,026.
[8]	net of offering costs of $718,093.
[9]	net of offering costs of $197,901.